UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-05542______

_______BlackRock Income Trust, Inc._______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Income Trust, Inc.

__________40 East 52nd Street, New York, NY 10022__________
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end: October 31, 2005

Date of reporting period:__January 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)

January 31, 2005

BlackRock Income Trust, Inc. (BKT)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		LONG-TERM INVESTMENTS—147.5%
		Mortgage Pass-Through Securities—33.0%
		Federal Home Loan Mortgage Corp.,
	$ 1,278	4.165%, 1/01/35	$ 1,291,284
	85	4.315%, 2/01/25	86,507
	1,294	4.993%, 10/01/34	1,304,251
	14,504	5.50%, 10/01/16 - 5/01/17	14,969,293
	53	5.548%, 11/01/30	54,283
	33	5.885%, 11/01/17	33,879
	87	6.50%, 5/01/29 - 5/01/30	91,062
	23	7.50%, 2/01/23	25,427
	119	8.00%, 11/01/15	124,894
	75	8.50%, 10/01/06 - 3/01/08	77,772
	250	9.00%, 9/01/20	277,560
		Federal National Mortgage Assoc.,
	24,434	5.00%, 6/01/33 - 7/01/34	24,426,752
	65,335 [2]	5.50%, 12/01/13 - 12/01/99	67,145,227
	10,517	6.00%, 11/01/31 - 10/01/32	10,875,547
	5,279	6.50%, 2/01/26 - 5/01/31	5,534,661
	8,807	7.00%, 6/01/26 - 2/01/32	9,325,341
	5,184	7.50%, 11/01/14 - 9/01/23	5,492,615
	483	8.00%, 5/01/08 - 5/01/22	507,729
	12	9.50%, 1/01/19 - 9/01/19	13,765
		Government National Mortgage Assoc.,
	145	7.00%, 10/15/17	154,768
	776	7.50%, 8/15/21 - 12/15/23	838,238
	555	8.00%, 10/15/22 - 2/15/29	603,849
	50	9.00%, 6/15/18 - 9/15/21	56,475

		Total Mortgage Pass-Through Securities	143,311,179

		Federal Housing Administration—3.2%
	675	General Motors Acceptance Corp. Colonial Project, 7.40%, 12/01/22	705,897
		General Motors Acceptance Corp. Projects,
	3,088	Ser. 51, 7.43%, 2/01/23	3,232,215
	1,060	Ser. 56, 7.43%, 11/01/22	1,109,917
	54	Merrill Projects,
		Ser. 54, 7.43%, 5/15/23	56,668
	864	Reilly Project,
		Ser. 41, 8.28%, 3/01/20	898,679
		USGI Projects,
	187	Ser. 87, 7.43%, 12/01/22	196,127
	1,240	Ser. 99, 7.43%, 10/01/23	1,299,485
	6,001	Ser. 6094, 7.43%, 6/01/21	6,282,406

		Total Federal Housing Administration	13,781,394

		Agency Multiple Class Mortgage Pass-Through Securities—20.1%
		Federal Home Loan Mortgage Corp.,
	6,564	Ser. 11, Class A9, 1/25/28	5,481,004
	3,000	Ser. 1598, Class J, 10/15/08	3,165,480
	456	Ser. 2534, Class NG, 3/15/22	455,480
	10,200	Ser. 2542, Class UC, 12/15/22	10,627,992
	12,651 [2]	Ser. 2758, Class KV, 5/15/23	13,016,083
	2,142	Ser. 2765, Class UA, 3/15/11	2,070,081

BlackRock Income Trust, Inc. (BKT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Agency Multiple Class Mortgage Pass-Through Securities—(continued)
			Federal National Mortgage Assoc.,
	$ 9,245	[2]	Ser. 28, Class PB, 8/25/28	$ 9,506,720
	3,264		Ser. 29, Class HC, 7/25/30	3,518,155
	1,939		Ser. 31, Class ZG, 5/25/34	2,236,718
	8,981		Ser. 32, Class VT, 9/25/15	9,322,275
	381		Ser. 43, Class E, 4/25/22	395,626
	1,723		Ser. 60, Class PA, 4/25/34	1,764,368
	12,264	[2]	Ser. 135, Class PB, 1/25/34	12,955,199
			Government National Mortgage Assoc.,
	2,025		Ser. 5, Class Z, 5/16/26	2,122,795
	2,500		Ser. 33, Class PB, 7/20/31	2,608,454
	5,161		Ser. 39, Class ID, 5/20/33	626,385
	3,933		Ser. 58, Class IT, 7/20/33	594,634
	15,071		Ser. 75, Class IJ, 7/20/25	1,046,833
	5,496		Ser. 89, Class PE, 10/20/34	5,825,513

			Total Agency Multiple Class Mortgage Pass-Through Securities	87,339,795

			Non-Agency Multiple Class Mortgage Pass-Through Securities—3.4%
	13,336	[2]	Residential Funding Securities Corp., Ser. RM2, Class AI5, 8.50%, 5/25/33	14,786,076
	128	[3]	Summit Mortgage Trust, Ser. 1, Class B1, 6.016%, 12/28/12	128,324

			Total Non-Agency Multiple Class Mortgage Pass-Through Securities	14,914,400

			Adjustable Rate Mortgage Securities—0.0%
			Federal National Mortgage Assoc.,
	158		Ser. 38, Class F, 8.325%, 4/25/21	171,894
	28		Ser. 256, Class F, 4.031%, 11/25/23	24,276

			Total Adjustable Rate Mortgage Securities	196,170

			Inverse Floating Rate Mortgage Securities—2.6%
			Federal Home Loan Mortgage Corp.,
	62		Ser. 1160, Class F, 29.538%, 10/15/21	62,776
	672	[2]	Ser. 1616, Class SB, 8.50%, 11/15/08	682,524
	2,224		Ser. 1688, Class S, 10.183%, 12/15/13	2,319,945
	1,033		Ser. 2752, Class SV, 12.835%, 9/15/33	1,036,093
			Federal National Mortgage Assoc.,
	160		Ser. 38, Class SA, 10.186%, 4/25/21	168,665
	35		Ser. 46, Class S, 19.393%, 5/25/21	9,036
	41		Ser. 49, Class S, 7.716%, 12/25/21	3,789
	1,074		Ser. 72, Class S, 8.75%, 5/25/08	1,094,776
	213		Ser. 87, Class S, 19.975%, 8/25/21	248,190
	490		Ser. 93, Class S, 8.50%, 5/25/08	499,187
	31		Ser. 145, Class S, 27.191%, 10/25/06	33,505
	239		Ser. 170, Class SC, 9.00%, 9/25/08	244,063
	1,902		Ser. 196, Class SC, 8.706%, 10/25/08	1,965,311
	680		Ser. 214, Class SH, 11.76%, 12/25/08	695,716
	1,781		Ser. 247, Class SN, 10.00%, 12/25/23	1,801,253
	301		Kidder Peabody Acceptance Corp., Ser. 1, Class A6, 11.923%, 8/25/23	303,707

			Total Inverse Floating Rate Mortgage Securities	11,168,536

			Interest Only Asset-Backed Securities—1.6%
			Sterling Coofs Trust,
	50,786		Ser. 1, 4/15/29	4,443,757
	33,705		Ser. 2, 3/30/30	2,685,867

			Total Interest Only Asset-Backed Securities	7,129,624

			Interest Only Mortgage-Backed Securities—16.8%
	7,990		ABN Amro Mortgage Corp., Ser. IV, Class A2, 3/25/33	340,594
			American Housing Trust,
	299		Ser. III, Class 4, 3/25/19	4,999
	72		Ser. VII, Class 2, 11/25/20	180,000

BlackRock Income Trust, Inc. (BKT) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Interest Only Mortgage-Backed Securities—(continued)
	$ 83,880	Commercial Mortgage Acceptance Corp., Ser. ML1, 12/15/30	$ 1,826,515
	28,858 [3]	CS First Boston Mortgage Securities Corp., Ser. C1, Class AX, 6/20/29	1,336,138
		Federal Home Loan Mortgage Corp.,
	14,250	Ser. 60, Class HS, 4/25/24	377,065
	11	Ser. 176, Class M, 7/15/21	139
	1	Ser. 192, Class U, 2/15/22	151
	3,448	Ser. 204, Class IO, 5/01/29	623,917
	31	Ser. 1043, Class H, 2/15/21	41,123
	4	Ser. 1054, Class I, 3/15/21	765
	30	Ser. 1056, Class KD, 3/15/21	3,809
	40	Ser. 1057, Class J, 3/15/21	8,378
	106	Ser. 1148, Class E, 10/15/21	2,113
	27	Ser. 1179, Class O, 11/15/21	472
	23	Ser. 1221 Class H, 3/15/07	403
	786	Ser. 1706, Class IA, 10/15/23	61,335
	251	Ser. 1720, Class PK, 1/15/24	22,761
	7,801	Ser. 1914, Class PC, 12/15/11	88,935
	1,069	Ser. 1961 Class H, 5/15/12	1,112,910
	8,812	Ser. 2002, Class HJ, 10/15/08	184,109
	46	Ser. 2099, Class JB, 9/15/22	724
	1,800	Ser. 2296, Class SA, 3/15/16	130,690
	1,225	Ser. 2444, Class ST, 9/15/29	91,944
	1,155	Ser. 2513, Class BI, 12/15/15	51,743
	2,450	Ser. 2542, Class MX, 5/15/22	237,474
	1,973	Ser. 2543, Class IM, 9/15/12	89,463
	5,249	Ser. 2545, Class NI, 3/15/22	602,972
	26,703	Ser. 2559, Class IO, 8/15/30	91,790
	8,482	Ser. 2561, Class EW, 9/15/16	788,430
	16,092	Ser. 2611, Class QI, 9/15/32	2,986,115
	24,255	Ser. 2633, Class PI, 3/15/12	1,156,987
	5,873	Ser. 2653, Class MI, 4/15/26	745,484
	10,270	Ser. 2658, Class PI, 6/15/13	823,847
	3,616	Ser. 2664, Class SR, 8/15/33	3,535,026
	5,662	Ser. 2672, Class TQ, 3/15/23	610,457
	11,196	Ser. 2676, Class JI, 8/15/13	416,373
	3,633	Ser. 2687, Class IL, 9/15/18	709,046
	25,229	Ser. 2687, Class IQ, 9/15/22	1,646,711
	6,533	Ser. 2693, Class IB, 6/15/13	656,012
	4,594	Ser. 2694, Class LI, 7/15/19	516,352
	2,050	Ser. 2750, Class TC, 2/15/34	2,031,509
	8,824	Ser. 2773, Class OX, 2/15/18	1,147,056
	19,872	Ser. 2779, Class YS, 1/15/33	1,821,229
	26,560	Ser. 2780, Class SM, 4/15/34	1,278,194
	22,261	Ser. 2786, Class PI, 10/15/10	1,040,266
	2,391	Ser. 2791, Class KS, 5/15/34	2,380,054
		Federal National Mortgage Assoc.,
	398	Ser. 5, Class H, 1/25/22	56,258
	23	Ser. 7, Class 2, 4/01/17	4,279
	72	Ser. 7, Class S, 3/25/21	8,748
	208	Ser. 10, Class S, 5/25/21	25,327
	4,217	Ser. 11, Class PI, 1/25/19	69,203
	103	Ser. 12, Class C, 2/25/22	17,451
	163	Ser. 12, Class S, 5/25/21	29,183
	12,037	Ser. 13, Class IG, 10/25/22	1,001,227
	20,658	Ser. 16, Class PI, 11/25/12	1,013,045
	103	Ser. 17, Class S, 6/25/21	11,906
	1	Ser. 20, Class H, 3/25/06	27

BlackRock Income Trust, Inc. (BKT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Interest Only Mortgage-Backed Securities—(continued)
	$ 141		Ser. 33, Class PV, 10/25/21	$ 32,356
	4,375		Ser. 33, Class SG, 3/25/09	225,896
	1,630		Ser. 37, Class SE, 10/25/22	8,214
	12		Ser. 38, Class N, 4/25/21	1,294
	116		Ser. 50, Class G, 12/25/21	15,700
	1,377		Ser. 50, Class SI, 4/25/23	30,984
	7,372		Ser. 51, Class IE, 4/25/26	812,418
	1		Ser. 54, Class H, 5/25/05	17
	6,044		Ser. 55, Class GI, 7/25/19	945,218
	1,159		Ser. 60, Class SB, 10/25/22	26,625
	1,522		Ser. 62, Class IC, 7/25/15	75,201
	1,245		Ser. 62, Class IL, 3/25/24	26,473
	22,813		Ser. 64, Class QI, 1/25/33	4,129,412
	8,044		Ser. 66, Class CI, 7/25/33	1,434,968
	5,134		Ser. 68, Class SC, 1/25/24	450,386
	3,446		Ser. 69, Class AZ, 6/25/19	3,450,241
	5,652		Ser. 71, Class EI, 8/25/33	1,069,392
	5,465		Ser. 82, Class IR, 9/25/12	273,682
	10		Ser. 84, Class H, 8/25/06	515
	26,870		Ser. 88, Class TI, 11/25/13	1,294,608
	42		Ser. 89, Class 2, 6/01/18	7,120
	45,623		Ser. 90, Class JH, 11/25/34	3,891,680
	22,336		Ser. 90, Class M, 1/25/28	3,735,881
	12		Ser. 94, Class 2, 8/01/21	2,461
	51		Ser. 99, Class L, 8/25/21	7,066
	6,113		Ser. 122, Class IA, 9/25/09	192,981
	3,741		Ser. 122, Class IC, 9/25/18	679,485
	9		Ser. 123, Class M, 10/25/20	1,366
	65		Ser. 136, Class S, 11/25/20	77,323
	82		Ser. 139, Class PT, 10/25/21	8,285
	38		Ser. 141, Class SA, 8/25/07	6,415
	4,190		Ser. 199, Class SB, 10/25/23	278,660
	3,728		Ser. 302, Class 2, 6/01/29	690,783
	7,462		Ser. 602, Class BI, 10/25/22	852,279
	1,200		Ser. W4, 12/25/28	178,866
	146		First Boston Mortgage Securities Corp., Ser. C, Class I, 4/25/17	25,919
	29,423		General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Ser. C1, Class X, 7/15/27	1,187,965
	16,214	[3]	Goldman Sachs Mortgage Securities Corp., Ser. 5, 2/19/25	343,915
	8,644	[3]	Hanover Grantor Trust, Ser. A, Class 1, 8/1/27	18,908
	130		Kidder Peabody Acceptance Corp., Ser. B, Class A2, 4/22/18	30,620
	3,840		Merrill Lynch Mortgage Investors, Inc., Ser. C2, 6/15/21	67,424
	128,229		MLCC Mortgage Investors, Inc., Ser. A, Class XA, 3/25/28	4,087,286
	2,784		Morgan Stanley Capital Trust I, Ser. 3, Class 1AX, 5/25/19	322,093
	7,080	[3]	Morgan Stanley Capital I, Inc., Ser. HF1, Class X, , 6/15/17	173,256
			Morgan Stanley Mortgage Trust,
	111		Ser. 38, Class 2, 11/20/21	20,506
	116		Ser. 39, Class 2, 12/20/21	15,901
	2,431		Residential Accredit Loans, Inc., Ser. QS7, Class A1, 4/25/33	394,511
	6,942		Residential Asset Securitization Trust, Ser. A8, Class A2, 10/25/18	6,936,612
	18,430		Small Business Administration, Ser. 1, 4/01/15	138,223
	156,698		Vendee Mortgage Trust, Ser. 2, Class 1, 5/15/29	228,778

			Total Interest Only Mortgage-Backed Securities	72,945,401

BlackRock Income Trust, Inc. (BKT) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Principal Only Mortgage-Backed Securities—8.6%
AAA	$ 124	Collateralized Mortgage Obligation Trust, Ser. 29, Class A, 5/23/17	$ 123,887
		Countrywide Home Loans, Inc.,
AAA	7,809	Ser. 26, 8/25/33	5,522,419
AAA	1,451	Ser. J4, 6/25/33	1,158,180
AAA	2,019	Ser. J5, 7/25/33	1,464,007
AAA	1,514	Ser. J8, 9/25/23	1,091,422
		Drexel Burnham Lambert, Inc.,
AAA	56	Ser. K, Class 1, 9/23/17	49,015
AAA	578	Ser. V, Class 1, 9/01/18	526,053
		Federal Home Loan Mortgage Corp.,
	458	Ser. 8, Class A10, 11/15/28	386,637
	295	Ser. 1418, Class M, 11/15/22	254,259
	698	Ser. 1571, Class G, 8/15/23	550,271
	3,971	Ser. 1691, Class B, 3/15/24	3,574,292
	447	Ser. 1739, Class B, 2/15/24	389,483
		Federal National Mortgage Assoc.,
	583	Ser. 2, Class KB, 1/25/23	478,179
	80	Ser. 7, Class J, 2/25/21	66,689
	1,807	Ser. 13, Class PR, 3/25/32	1,454,481
	154	Ser. 51, Class E, 2/25/23	126,455
	49	Ser. 70, Class A, 5/25/23	44,448
	71	Ser. 167, Class D, 10/25/17	68,388
	86	Ser. 203, Class 1, 2/01/23	77,122
	59	Ser. 228, Class 1, 5/01/23	52,164
	3,030	Ser. 249, Class B, 11/25/23	2,657,953
	476	Ser. 273, Class 1, 7/01/26	426,240
	8,512	Ser. 328, Class 1, 11/01/32	7,259,560
	5,844	Ser. 338, Class 1, 6/01/33	4,805,140
	573	Ser. W4, 2/25/29	452,642
AAA	73	First Union Residential Securitization Trust, Ser. A, Class 1APO, 3/25/15	72,846
AAA	700	MASTR Asset Securitization Trust, Ser. 3, Class 4A15, 3/25/34	437,423
AAA	30	Structured Mortgage Asset Residential Trust, Ser. 3C, Class CX, 4/25/24	27,330
NR	13,000	Resolution Funding Corp., Ser. B, 4/15/30	3,780,790

		Total Principal Only Mortgage-Backed Securities	37,377,775

		Commercial Mortgage-Backed Securities—3.1%
AAA	3,340	Countrywide Alternative Loan Trust, Ser. 24 CB, Class 1A1, 6.00%, 11/25/34	3,424,297
AAA	9,572 [3]	New York City Mortgage Loan Trust, Multi-Family, Class A2, 6.75%, 6/25/11	10,079,442

		Total Commercial Mortgage-Backed Securities	13,503,739

		Collateralized Mortgage Obligations—11.3%
	0	FBC Mortgage Securities Trust 16, Ser. A, Class 1, 7/01/17	283,265
		Federal Home Loan Mortgage Corp.,
	429	Ser. 19, Class F, 8.50%, 3/15/20	428,825
	7,529	Ser. 2218 Class Z, 8.50%, 3/15/30	8,693,437
	14,188	Ser. 2461, Class Z, 6.50%, 6/15/32	14,917,437
		GSR Mortgage Loan Trust,
	5,955	Ser. 10, Class 2A1, 4.487%, 10/25/33	5,802,547
	5,864	Ser. 13, Class 1A1, 4.515%, 10/25/33	5,771,811

BlackRock Income Trust, Inc. (BKT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Collateralized Mortgage Obligations—(continued)
			MASTR Alternative Loan Trust,
	$ 2,823		Ser. 7, Class 4A3, 8.00%, 11/25/18	$ 3,105,759
	2,800		Ser. 9, Class 15X2, 6.00%, 1/25/19	350,044
	9,774		MASTR Asset Securitization Trust,
			Ser 12, Class 3A5, 5.25%, 10/25/14	9,751,396

			Total Collateralized Mortgage Obligations	49,104,521

			Collateralized Mortgage Obligation Residuals—0.0%
			Collateralized Mortgage Obligation Trust,
	6		Ser. 40, Class R, 4/01/18	866
	117		Ser. 42, Class R, 10/01/14	15,405
			Federal Home Loan Mortgage Corp.,
	41		Ser. 19, Class R, 3/15/20	4,396
	0		Ser. 75, Class R, 1/15/21	10
	0		Ser. 75, Class RS, 1/15/21	10
	0		Ser. 173, Class R, 11/15/21	46
	0		Ser. 173, Class RS, 11/15/21	46
	55		Ser. 200, Class R, 12/15/22	953
	13	[4]	Painewebber Trust, Ser. 88 M, Class 6, 9/01/18	0

			Total Collateralized Mortgage Obligation Residuals	21,732

			Corporate Bonds—1.0%
			Financial Institutions—1.0%
	4,376		Structured Asset Receivable Trust, 1.649%, 1/21/10	4,376,267

			U.S. Government and Agency Securities—42.8%
	17,115		Overseas Private Investment Corp., zero coupon, 7.35%, 5/29/12	17,480,126
			Small Business Administration,
	1,230		Ser. 20C-1, 7.15%, 3/01/17	1,314,052
	1,424		Ser. 20E-1, 7.60%, 5/01/16	1,525,471
	1,902		Ser. 20F-1, 7.55%, 6/01/16	2,038,964
	1,223		Ser. 20G-1, 7.70%, 7/01/16	1,316,020
	1,954		Ser. 20H-1, 7.25%, 8/01/16	2,079,967
	2,896		Ser. 20K-1, 6.95%, 11/01/16	3,077,474
	1,805		Small Business Investment Companies, Ser. P10A, Class 1, 6.12%, 2/01/08	1,881,171
	129,000		U.S. Treasury Bonds, zero coupon, 11/15/24	49,974,084
			U.S. Treasury Notes,
	40,000	[2]	1.50%, 3/31/06	39,324,800
	37,000	[2]	2.50%, 5/31/06	36,716,580
	29,200	[2]	4.25%, 11/15/13 - 8/15/14	29,495,196

			Total U.S. Government and Agency Securities	186,223,905

			Total Long-Term Investments (cost $652,494,202)	641,394,438

			BORROWED BONDS—4.7%
			U.S. Government and Agency Securities—4.7%
			U.S. Treasury Notes,
	20,250	[5]	1.55%, 2/01/05	20,250,000
	201	[5]	2.03%, 2/07/05	200,750

			Total Borrowed Bonds (cost $20,450,750)	20,450,750

			TBA COMMITMENTS—(0.8%)
			Mortgage Pass-Through Securities—(0.8%)
	(3,500)		Federal National Mortgage Assoc., 6.00%	(3,613,750)

			INVESTMENTS SOLD SHORT—(10.6%)
			U.S. Government and Agency Securities—(10.6%)
	(23,130)		U.S. Treasury Bonds, 5.375%, 02/15/31	(25,880,388)
	(20,000)		U.S. Treasury Notes, 4.25%, 11/15/14	(20,181,200)

			Total Investments Sold Short (proceeds $49,289,415)	(46,061,588)

BlackRock Income Trust, Inc. (BKT) (continued)

	Notional
	Amount
Rating[1]	(000)	Description	Value

		Outstanding Options Written—(0.4%)
	$ (5,500)	Federal National Mortgage Assoc. 5.15%, TBA, expires 4/06/05	$ (15,469)
		Interest Rate Swap,
	(13,500)	5.05% over 3-month LIBOR, expires 2/23/05	(383,332)
	(24,800)	5.67% over 3-month LIBOR, expires 1/04/10	(1,223,316)
	(77,000)	5.75% over 3-month LIBOR, expires 9/23/05	(53,130)
	(13,500)	6.05% over 3-month LIBOR, expires 2/23/05	(1)

		Total Outstanding Options Written (premium received $3,239,970)	(1,675,248)

		Total investments net of borrowed bonds, TBA commitments,
		investments sold short and outstanding options written—140.0%	$610,494,602
		Liabilities in excess of other assets—(40.4)%	(175,549,106)

		Net Assets—100%	$ 434,945,496

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s Rating.
[2]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2005, the Trust held 2.8% of its net assets, with a current market value of $12,079,983, in securities restricted as to resale.
[4]	Security is fair valued.
[3]	Entire principal amount pledged as collateral for Investments Sold Short.

KEY TO ABBREVIATIONS
TBA	—	To be Announced

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Income Trust, Inc.___

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: April 1, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: April 1, 2005

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: April 1, 2005